Long-term debt - Schedule (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 2,363,372,000	$ 1,768,853,000
Less current maturities	(39,771,000)	(38,420,000)
Non-current portion of long-term debt	2,323,601,000	1,730,433,000
Debt discounts and deferred financing fees	25,400,000	20,400,000
Unsecured notes
Disclosure of detailed information about borrowings [line items]
Total long-term debt	1,979,125,000	1,535,662,000
$250 million at 5.25% due March 1, 2022
Disclosure of detailed information about borrowings [line items]
Total long-term debt	0	248,912,000
Notional amount	$ 250,000,000
$250 million at 5.25% due March 1, 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.25%
$300 million at 4.25% due December 1, 2024
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 297,999,000	297,607,000
Notional amount	$ 300,000,000
$300 million at 4.25% due December 1, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	4.25%
$700 million at 5.125% due October 15, 2027
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 691,434,000	0
Notional amount	$ 700,000,000
Interest rate	5.125%
$700 million at 5.125% due October 15, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.125%
$700 million at 5.25% due December 15, 2029
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 694,282,000	693,822,000
Notional amount	$ 700,000,000
$700 million at 5.25% due December 15, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.25%
$300 million at 5.65% due December 1, 2044
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 295,410,000	295,321,000
Notional amount	$ 300,000,000
$300 million at 5.65% due December 1, 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.65%
Geismar 3 construction facility
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 176,335,000	0
Geismar 3 construction facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	3.00%
Egypt limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 46,948,000	75,165,000
Egypt limited recourse debt facilities | LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	1.60%
Egypt limited recourse debt facilities | LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	1.90%
Other limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 160,964,000	158,026,000
LIBOR Plus 0.75% to LIBOR Plus 2.5% due 2019 to 2021
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 0	1,526,000
LIBOR Plus 0.75% to LIBOR Plus 2.5% due 2019 to 2021 | LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	0.75%
LIBOR Plus 0.75% to LIBOR Plus 2.5% due 2019 to 2021 | LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	2.50%
5.58% due June 30, 2031
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 69,734,000	73,700,000
5.58% due June 30, 2031 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.58%
5.35% due September 30, 2033
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 78,391,000	82,800,000
5.35% due September 30, 2033 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.35%
5.08% due September 15, 2036
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 12,839,000	$ 0
5.08% due September 15, 2036 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.08%